Investment Strategy - INVESCO Health Care Fund	Aug. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.
The Fund will concentrate its investments in the securities of domestic and foreign issuers in the health care industry. The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50%
or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Such other available information may include industry classifications from any one or more third-party providers, such as those using the Global Industry Classification Standard (GICS®), the North American Industry Classification System (NAICS), or the Bloomberg Industry Classification System (BICS).
Issuers engaged in health care-related industries include those that design, provide, distribute, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that make or sell medical products, and companies that own or operate health care facilities and systems).
The Fund invests primarily in equity securities, including common and preferred stock, and depositary receipts.
The Fund may invest in the securities of issuers of all capitalization sizes and may invest a significant amount of its net assets in the securities of small- and mid-capitalization issuers.
The Fund may invest in securities of foreign issuers including up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund can invest in derivative instruments, including forward foreign currency contracts. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.
In selecting securities for the Fund, the portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals and the strength of an individual issuer before considering the impact of overall economic, market, sector or industry trends. This approach includes analysis of a company's financial statements and management structure and consideration of the company's operations, product development, and its industry position. The portfolio manager currently focuses on companies that the portfolio manager believes are characterized by industry leadership, market share growth, high caliber management teams, sustainable competitive advantages, and strong growth themes or new innovative products or services. The portfolio manager monitors individual issuers for changes in the factors above, which may trigger a decision to sell a security, but does not require a decision to do so. The factors considered by the portfolio manager may vary in particular cases and may change over time.